Debt Securities at Fair Value Through Profit or Loss - Summary of Debt Securities at Fair Value Through Profit or Loss (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 54,982,465	$ 7,725,991
Government securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	54,604,015	6,548,118
Government securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	177,554	1,203,612
Government securities [member] | Level 1 [member] | Federal government treasury bonds at discount in pesos - Maturity: 01-29-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	17,049,960
Government securities [member] | Level 1 [member] | Federal government treasury bonds at discount in pesos - Maturity: 02-26-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	11,273,975
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 07-22-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	10,000,259	5,341,210
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 08-05-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	7,747,857
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos BADLAR +100 PB - Maturity: 08-05-2021
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	5,971,755
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	974,607
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos BADLAR +200 PBS - Maturity: 04-03-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	533,627	3,296
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos - Private Badlar - Maturity: 11-09-2026
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	314,671
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-18-2022
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	307,664
Government securities [member] | Level 1 [member] | Federal government treasury bonds in pesos adjusted by CER - Maturity: 03-25-2024
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	252,086
Private securities [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	378,450	1,177,873
Private securities [member] | Debt Securities in Financial Trusts Consubond [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		482,369
Private securities [member] | Debt Securities in Financial Trusts Agrocap [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		129,091
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 191 Class A – Maturity: 06-29-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		114,820
Private securities [member] | Corporate Bonds Province of Buenos Aires Bank Class 009 -Maturity: 04-18-2021 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		68,246
Private securities [member] | Debt Securities in Financial Trusts Chubut Regalías Hidrocarburíferas – Maturity: 07-01-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		41,105
Private securities [member] | Debt Securities in Financial Trusts Secubono Series 189A – Maturity: 03-30-2020 [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		30,220
Private securities [member] | Other [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss		73,338
Private securities [member] | Level 2 [member] | Corporate bonds Aluar Aluminio Argentino SA Class 003 - Maturity: 07-30-2023
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	6
Private securities [member] | Level 3 [member] | Debt Securities in Financial Trusts Surcos [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	249,107	143,368
Private securities [member] | Level 3 [member] | Debt Securities in Financial Trusts Secubono [member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	126,983	92,945
Private securities [member] | Level 3 [member] | Securities of companies of publics service [Member]
Disclosure of debt securities at fair value through profit or loss [line items]
Debt securities at fair value through profit or loss	$ 2,354	$ 2,371